1
The Gabelli ABC Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 44.1%
Aerospace and Defense  — 2.7%
254,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 14,267,180
1,500 Hexcel Corp. ............................................ 102,375
14,369,555
Automotive  — 0.1%
35,000 Iveco Group NV† ...................................... 331,179
Automotive: Parts and Accessories  — 0.0%
5,000 Uni-Select Inc.† ........................................ 172,401
Broadcasting  — 1.0%
9,000 Cogeco Inc. .............................................. 405,083
125,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,145,000
160,000 TEGNA Inc. .............................................. 2,705,600
5,255,683
Building and Construction  — 15.7%
12,000 Atlas Technical Consultants Inc.† .............. 146,280
5,500 Johnson Controls International plc ............ 331,210
922,000 Lennar Corp., Cl. B ................................... 82,343,820
82,821,310
Business Services  — 0.5%
79,200 Dawson Geophysical Co.† ........................ 138,600
32,000 Ritchie Bros Auctioneers Inc. .................... 1,801,280
340,050 Steel Connect Inc.† .................................. 387,657
5,000 US Xpress Enterprises Inc., Cl. A† ............ 29,700
2,357,237
Cable and Satellite  — 0.5%
1,000 Charter Communications Inc., Cl. A† ......... 357,610
80,000 Liberty Global plc, Cl. A† .......................... 1,560,000
18,000 Liberty Global plc, Cl. C† .......................... 366,840
35,000 Liberty Latin America Ltd., Cl. A† .............. 290,850
10,000 Shaw Communications Inc., Cl. B ............. 299,223
2,874,523
Computer Software and Services  — 1.3%
33,500 Black Knight Inc.† .................................... 1,928,260
15,000 Cvent Holding Corp.† ............................... 125,400
15,000 Dell Technologies Inc., Cl. C ...................... 603,150
19,500 Digi International Inc.† ............................. 656,760
4,000 EMIS Group plc ........................................ 74,016
3,800 Fiserv Inc.† .............................................. 429,514
20,000 ForgeRock Inc., Cl. A† .............................. 412,000
13,500 Gen Digital Inc. ......................................... 231,660
300 GK Software SE† ...................................... 61,882
1,000 Magnet Forensics Inc.† ............................ 32,697
20,000 Momentive Global Inc.† ............................ 186,400
6,000 Playtech plc† ............................................ 39,006
25,000 Qualtrics International Inc., Cl. A† ............. 445,750
5,000 Rocket Internet SE .................................... 117,126
2,000 Rockwell Automation Inc. ......................... 586,900
600 Stratasys Ltd.† ......................................... 9,918
Shares
Market
Value
40,000 Sumo Logic Inc.† ..................................... $ 479,200
2,700 VMware Inc., Cl. A† .................................. 337,095
6,756,734
Consumer Products  — 0.3%
15,000 Bang & Olufsen A/S† ................................ 21,225
24,200 Energizer Holdings Inc. ............................. 839,740
21,000 iRobot Corp.† ........................................... 916,440
1,777,405
Diversified Industrial  — 1.4%
83,000 Maxar Technologies Inc. ........................... 4,237,980
40,100 Myers Industries Inc. ................................ 859,343
35,000 Steel Partners Holdings LP† ..................... 1,536,132
13,500 Valmet Oyj ............................................... 436,880
30,000 Velan Inc. ................................................. 283,241
26,500 Wartsila OYJ Abp ..................................... 249,687
7,603,263
Electronics  — 1.5%
2,000 Coherent Corp.† ....................................... 76,160
1,200 MKS Instruments Inc. ............................... 106,344
47,500 Rogers Corp.† .......................................... 7,762,925
12,400 Yamada Holdings Co. Ltd.† ....................... 42,586
7,988,015
Energy and Utilities  — 3.8%
51,000 Alerion Cleanpower SpA ........................... 1,634,396
16,666 Alvopetro Energy Ltd. ............................... 88,787
13,000 APA Corp. ................................................ 468,780
44,600 DCP Midstream LP ................................... 1,860,712
20,000 Endesa SA ................................................ 433,800
46,982 Energy Transfer LP ................................... 585,865
520 Equitrans Midstream Corp. ....................... 3,006
6,000 Evoqua Water Technologies Corp.† ........... 298,320
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 4,755
30,000 National Fuel Gas Co. ................................ 1,732,200
169,000 PNM Resources Inc. ................................. 8,226,920
30,000 Primo Water Corp. .................................... 460,500
71,000 Severn Trent plc ....................................... 2,521,589
10,000 Southwest Gas Holdings Inc. .................... 624,500
24,000 UGI Corp. ................................................. 834,240
19,778,370
Entertainment  — 1.1%
2,400 Activision Blizzard Inc. .............................. 205,416
96,000 Fox Corp., Cl. B ........................................ 3,005,760
42,000 Liberty Media Corp.- Liberty Braves, Cl. A† 1,452,360
5,000 Madison Square Garden Sports Corp. ....... 974,250
15,000 Rovio Entertainment Oyj ........................... 126,968
5,764,754
Equipment and Supplies  — 0.1%
33,600 The L.S. Starrett Co., Cl. A† ...................... 376,992

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services  — 2.5%
34,000 Aareal Bank AG† ....................................... $ 1,113,565
7,000 Alimco Financial Corp.†(a) ........................ 42,000
39,500 AllianceBernstein Holding LP .................... 1,444,120
5,000 Argo Group International Holdings Ltd. ..... 146,450
1,250 Bluerock Homes Trust Inc.† ...................... 24,775
1,000 Brookfield Asset Management Ltd., Cl. A ... 32,720
5,000 Brookfield Corp. ....................................... 162,950
2,119 CNFinance Holdings Ltd., ADR† ................ 5,234
23,000 Equitable Holdings Inc. ............................. 583,970
12,000 Fanhua Inc., ADR ..................................... 104,160
33,500 First Horizon Corp. ................................... 595,630
4,000 Focus Financial Partners Inc., Cl. A† ......... 207,480
1,000 Horizon Bancorp Inc. ................................ 11,060
53,000 KKR & Co. Inc. ......................................... 2,783,560
3,000 Malvern Bancorp Inc.† .............................. 45,585
800 Mastercard Inc., Cl. A ............................... 290,728
7,920 SouthState Corp. ...................................... 564,379
2,000 The Community Financial Corp. ................ 66,260
800 Topdanmark AS ........................................ 42,717
140,000 Trean Insurance Group Inc.† ..................... 856,800
16,000 Valley National Bancorp ............................ 147,840
105,000 Webster Financial Corp. ............................ 4,139,100
13,411,083
Food and Beverage  — 0.9%
15,000 Chr. Hansen Holding A/S ........................... 1,137,662
2,000 Pernod Ricard SA ..................................... 452,670
18,300 Remy Cointreau SA .................................. 3,334,187
4,924,519
Health Care  — 5.2%
10,000 Amryt Pharma plc, ADR† .......................... 145,800
50,500 Apollo Endosurgery Inc.† ......................... 500,960
5,000 AstraZeneca plc, ADR ............................... 347,050
17,000 Biohaven Ltd.† ......................................... 232,220
400 Bio-Rad Laboratories Inc., Cl. A† .............. 191,608
8,000 Bioventus Inc., Cl. A† ............................... 8,560
202,000 Cardiovascular Systems Inc.† ................... 4,011,720
14,700 Horizon Therapeutics plc† ........................ 1,604,358
500 ICU Medical Inc.† ..................................... 82,480
182,000 Idorsia Ltd.† ............................................ 1,993,158
300 Illumina Inc.† ........................................... 69,765
47,000 McKesson Europe AG ............................... 1,236,059
433,000 Myrexis Inc.† ........................................... 693
280,700 Oak Street Health Inc.† ............................. 10,857,476
92,000 Perrigo Co. plc ......................................... 3,300,040
8,000 Provention Bio Inc.† ................................. 192,800
12,000 QIAGEN NV† ............................................ 551,160
1,027 QuidelOrtho Corp.† ................................... 91,495
1,300 Seagen Inc.† ............................................ 263,211
10,000 TherapeuticsMD Inc.† .............................. 37,500
Shares
Market
Value
190,000 Viatris Inc. ............................................... $ 1,827,800
27,545,913
Hotels and Gaming  — 0.1%
20,000 Entain plc ................................................. 310,004
Machinery  — 1.2%
21,000 Astec Industries Inc. ................................. 866,250
25,000 CFT SpA†(a) ............................................. 124,718
50,000 CIRCOR International Inc.† ....................... 1,556,000
256,000 CNH Industrial NV .................................... 3,909,120
6,456,088
Metals and Mining  — 1.2%
200,000 Ampco-Pittsburgh Corp.† ......................... 490,000
3,000 Endeavour Mining plc ............................... 72,297
36,500 Freeport-McMoRan Inc. ............................ 1,493,215
4,257 Kinross Gold Corp. ................................... 20,033
19,000 Newmont Corp. ........................................ 931,380
83,000 Pan American Silver Corp. ........................ 1,510,600
50,000 Sierra Metals Inc.† ................................... 14,700
10,000 Vulcan Materials Co. ................................. 1,715,600
6,247,825
Publishing  — 0.1%
15,000 Lee Enterprises Inc.† ................................ 186,750
26,000 The E.W. Scripps Co., Cl. A† ..................... 244,660
431,410
Real Estate  — 0.5%
500 American Tower Corp., REIT ..................... 102,170
5,000 Corem Property Group AB, Cl. B ............... 3,486
4,000 Healthcare Realty Trust Inc., REIT ............. 77,320
35,000 Indus Realty Trust Inc., REIT ..................... 2,320,150
2,503,126
Retail  — 0.8%
5,000 Albertsons Companies Inc., Cl. A .............. 103,900
100 Franchise Group Inc. ................................ 2,725
2,000 Home24 SE† ............................................ 15,964
184,000 Sportsman's Warehouse Holdings Inc.† .... 1,560,320
101,770 The Bon-Ton Stores Inc.† ......................... 10
442,715 The Fresh Market Inc.†(a) ......................... 0
31,000 TravelCenters of America Inc.† .................. 2,681,500
4,364,419
Semiconductors  — 0.1%
400 AIXTRON SE ............................................ 13,548
1,300 Entegris Inc. ............................................. 106,613
1,700 Siltronic AG .............................................. 123,893
200 Tower Semiconductor Ltd.† ...................... 8,494
252,548
Specialty Chemicals  — 0.4%
50,000 Diversey Holdings Ltd.† ............................ 404,500
1,300 Linde plc .................................................. 462,072
28,000 Mativ Holdings Inc. .................................. 601,160

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
18,000 SGL Carbon SE† ....................................... $ 177,446
10,000 Univar Solutions Inc.† .............................. 350,300
1,995,478
Telecommunications  — 0.8%
280,000 HKBN Ltd. ................................................ 207,238
120,000 Koninklijke KPN NV .................................. 423,736
2,081 Liberty Latin America Ltd., Cl. C† .............. 17,189
50,000 Lumen Technologies Inc. .......................... 132,500
89,000 Orange Belgium SA† ................................ 1,472,903
61,000 Parrot SA† ............................................... 277,849
100,000 Pharol SGPS SA† ..................................... 5,878
66,000 Telenet Group Holding NV ......................... 1,498,822
4,036,115
Wireless Communications  — 0.3%
11,000 Millicom International Cellular SA† ........... 208,120
36,000 Millicom International Cellular SA, SDR† ... 681,395
38,000 United States Cellular Corp.† .................... 787,740
1,677,255
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 140,000
TOTAL COMMON STOCKS .................. 232,523,204
CLOSED-END FUNDS  — 0.1%
235,000 Altaba Inc., Escrow† ................................. 553,425
RIGHTS  — 0.4%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 650
Health Care  — 0.1%
60,000 ABIOMED Inc., CVR† ................................ 105,000
39,000 Achillion Pharmaceuticals Inc., CVR† ........ 19,500
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
50,000 Akouos Inc., CVR† ................................... 37,500
187,969 Ambit Biosciences Corp., CVR†(a) ............ 317,668
4,000 CinCor Pharma Inc., CVR† ........................ 12,000
28,000 Epizyme Inc., CVR† .................................. 560
640,000 Innocoll, CVR†(a) ..................................... 1
10,000 Ipsen, CVR†(a) ......................................... 22,500
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
95,400 Ocera Therapeutics, CVR†(a) .................... 16,218
3,000 Opiant Pharmaceuticals Inc., CVR† ........... 1,500
257,919 Oyster Point Pharma Inc., CVR†(a) ........... 2
11,000 Prevail Therapeutics Inc., CVR† ................ 5,500
2,000 Radius Health Inc., CVR† .......................... 200
825,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 01/02/24†(a) .............................. 0
Shares
Market
Value
12,000 Tobira Therapeutics Inc., CVR†(a) ............. $ 0
544,649
Metals and Mining  — 0.3%
10,000 Kinross Gold Corp., CVR†(a) .................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 1,210,000
1,210,000
Paper and Forest Products  — 0.0%
75,000 Resolute Forest Products Inc., CVR† ......... 150,000
TOTAL RIGHTS ............................... 1,905,299
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 56,090
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 55.4%
$ 294,085,000 U.S. Treasury Bills,
4.490% to 5.098%††,
04/20/23 to 09/07/23 ............................ 291,855,852
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $474,132,705) ............................. $ 526,893,870

The Gabelli ABC Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (14.2)%
Building and Construction — (14.1)%
707,000 Lennar Corp., Cl. A ......................... $ 74,312,770
Financial Services — (0.0)%
2,319 First Bank .................................. 23,422
4,657 Shore Bancshares Inc. ..................... 66,502
89,924
Machinery — (0.1)%
1,500 Xylem Inc. ................................. 157,050
TOTAL SECURITIES SOLD SHORT
(Proceeds received $38,897,883)(b) .... $ 74,559,744
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At March 31, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of March 31, 2023, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 12,825,060 EUR 11,800,000 State Street Bank and Trust Co. 04/28/23 $ 7,874
USD 2,221,435 GBP 1,800,000 State Street Bank and Trust Co. 04/28/23 (341)
USD 957,352 CAD 1,300,000 State Street Bank and Trust Co. 04/28/23 (4,936)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 2,597